Concentration Credit Risks, and Uncertainties	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
Concentration Credit Risks, and Uncertainties

2. CONCENTRATION, RISKS, AND UNCERTAINTIES

Cash Concentrations

The Company maintains cash balances at various financial institutions. These balances are secured by the Federal Deposit Insurance Corporation. These balances may exceed the federal insurance limits. Uninsured cash balances were $2,100,400 and $177,600 as of September 30, 2020 and December 31, 2019, respectively.

COVID-19

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (“COVID-19”) as a pandemic which continues to spread throughout the United States and the World. The Company is monitoring the outbreak of COVID-19 and the related business and travel restrictions and changes to behavior intended to reduce its spread, in addition to the impact on its employees. Due to the rapid development and fluidity of this situation, the magnitude and duration of the pandemic and its impact on the Company’s operations and liquidity is uncertain as of the date of this report.

The COVID-19 Pandemic has had the following effect on the Company’s business thus far:

1.	Construction not related to safety, spoliation, or critical infrastructure was halted by Washington State Governor Inslee (the “Governor”) on March 23, 2020. Some operations could continue based on exceptions to the shutdown order, but the Company did experience a significant operational slowdown.
2.	Soundview Estates (a large Harbor Custom Development, Inc. site) continued selective activities that yielded rock byproduct, considered an essential material, needed for critical infrastructure projects for an Amazon distribution center and a local hospital.
3.	On April 24, 2020, the Governor approved the restart of most residential housing projects, deeming them essential, as long as they adhered to certain safety measures. Under this order, most existing permitted residential homes or projects are considered essential. The order allowed the Company to resume near full construction activities on all permitted lots.
4.	On May 1, 2020, the Governor established a four-phase plan for Washington businesses to follow. All of the Company’s development sites are now in Phase 2 of the plan where construction can continue and new construction is allowed as long as the Company creates a safety plan adhering to certain safety practices, which the Company has done.

While there could ultimately be a material impact on operations and liquidity of the Company, at the time of issuance of this report, the ultimate impact could not be determined.

3. CONCENTRATION OF CREDIT RISK

The Company maintains cash balances at various financial institutions. These balances are secured by the Federal Deposit Insurance Corporation. These balances may exceed the federal insurance limits. Uninsured cash balances were $177,600 and $0 as of December 31, 2019 and 2018, respectively.